Annual Operating Expenses {- Fidelity Series Bond Index Fund} - 08.31 Fidelity Series Bond Index Fund Pro-04 - Fidelity Series Bond Index Fund - Fidelity Series Bond Index Fund	Oct. 30, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none